OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Government authorities	$ 2,302	$ 897
Prepaid expenses	5,008	5,151
Advances to suppliers	4,150	5,734
Other receivables	434	380
Total	$ 11,894	$ 12,162